Statements of Cash Flows - Schedule of Changes in Liabilities Arising From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Beginning of the year	₩ 7,121	₩ 6,562	₩ 5,963
Cash flows used in financing activities – Payment of lease liabilities	(4,514)	(4,525)	(4,083)
Cash flows from operating activities – Interest paid	(272)	(130)	(157)
Non-cash transactions
Acquisitions – leases	5,628	4,912	4,358
Interest expense	272	130	157
Others	0	(17)	260
Translation difference	76	189	64
Ending of the year	₩ 8,311	₩ 7,121	₩ 6,562